Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	25,240,000	144,580,000	20,823,851
Total held-to-maturity investments	25,240,000	144,580,000	20,823,851
- Available-for-sale investments
- Fixed income products	496,565,847	154,594,435	22,266,230
Total available-for-sale investments	496,565,847	154,594,435	22,266,230
- Other short-term investments	38,268,052	—	—
Total short-term investments	560,073,899	299,174,435	43,090,081
Long-term investments
- Held-to-maturity investments
- Fixed income products	56,180,000	134,500,000	19,372,029
Total held-to-maturity investments	56,180,000	134,500,000	19,372,029
- Available-for-sale investments	10,069,729	—	—
- Other long-term investments
- Private equity funds products	78,390,404	95,568,533	13,764,732
- Other investments	107,141,812	116,851,794	16,830,159
Total other long-term investments	185,532,216	212,420,327	30,594,891
Total long-term investments	251,781,945	346,920,327	49,966,920
Total investments	811,855,844	646,094,762	93,057,001